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WACHOVIA BLUE CHIP VALUE FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

Prospectus
December 20, 2000

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WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia Blue Chip Value Fund

A Portfolio of The Wachovia Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, Risk and Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	4
How is the Fund Sold?	6
How to Purchase Shares	6
How to Exchange Shares	6
How to Redeem Shares	7
Account and Share Information	8
Who Manages the Fund?	8
Financial Information	9

December 20, 2000

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Fund Goal, Strategies, Risk and Performance

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WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

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The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in blue chip stocks with market capitalization of at least $1 billion. The Fund invests primarily in sectors typically considered value-oriented, and it primarily holds stocks viewed as value-oriented investments. However the adviser believes that to value any company appropriately, you must also assess its prospects for future growth. Therefore, it selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser seeks to invest in blue chip U.S. companies in traditional sectors of the U.S. economy that are adopting New Economy tools, such as technology, to enhance their business. This selection process identifies stocks the adviser perceives to be undervalued and/or have unrecognized growth potential.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

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The primary factors that may reduce the Fund's return include:

Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.

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PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

What are the Fund's Fees and Expenses?

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WACHOVIA BLUE CHIP VALUE FUND

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FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class B Shares, or Class C Shares .

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses (Before Waiver)[1]	1.52%	2.27%	2.27%
Waiver of Fund Expenses	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses (After Waiver)	1.09%	1.84%	1.84%
1 Pursuant to an agreement between the Adviser and the Wachovia Funds (the Trust), the Adviser agrees during the period from December 15, 2000 through January 31, 2001 to waive its fee, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$680	$902	N/A	N/A
Expenses assuming no redemption	$680	$902	N/A	N/A
Class B
Expenses assuming redemption	$687	$879	N/A	N/A
Expenses assuming no redemption	$187	$579	N/A	N/A
Class C
Expenses assuming redemption	$385	$673	N/A	N/A
Expenses assuming no redemption	$285	$673	N/A	N/A

What are the Fund's Main Investments and Investment Techniques?

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may engage in one or more of the following:

Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

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RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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What do Shares Cost?

You can purchase, redeem, or exchange Class A Shares, Class B Shares and Class C Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

The maximum sales charge that you will pay on an investment in Class A Shares of the Fund is 5.75% of average daily net assets. The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of the Fund is 5.00% and 1.00% on Class C Shares. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

The minimum initial and subsequent investment amounts are $250 and $50, respectively. Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Wachovia Funds.

Orders for more than $250,000 of Class B Shares or Class C Shares will automatically be invested in Class A Shares.

SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares are sold at the Fund's NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced by:

  quantity purchases of Shares of the Fund or any Wachovia Fund;
  combining concurrent purchases of Fund Shares made by you, your spouse, or your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Fund for an application and more information).

The sales charge will be eliminated when you purchase Shares:

  using the reinvestment privilege;
  by exchanging Shares from the same share class of another Wachovia Fund; or
  through wrap accounts or other investment programs where you pay an investment professional a fee for services.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp. (Distributor), at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Shares Held Up To:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares will convert to Class A Shares at NAV approximately eight years after purchase.

SALES CHARGE WHEN YOU PURCHASE OR REDEEM CLASS C SHARES

Class C Shares are sold at the Fund's NAV next determined after an order is received, plus a sales charge of 1.00%. Redemptions within the first year after purchase are subject to a CDSC of 1.00%.

REDUCING OR ELIMINATING THE CDSC (CLASS B AND CLASS C SHARES)

If your investment qualifies, for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 90 days of redeeming Shares of an equal or lesser amount;
  representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
  that you exchange into the same share class of another Wachovia Fund (or into Investment Shares of the Wachovia U.S. Treasury Money Market Fund);
  representing up to 10% of the value of Shares subject to a systematic withdrawal plan; or
  if you have certain disabilities as defined by the IRS.

In addition, you will not be charged a CDSC:

  when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the shareholder(s) of the account or the redemption of Shares by a designated beneficiary.

If your redemption qualifies, the Distributor should be notified at the time of redemption to eliminate the CDSC.

To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

  Shares that are not subject to a CDSC;
  Shares held the longest; and
  then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares.

This prospectus relates only to Class A Shares, Class B Shares and Class C Shares of the Fund. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B and Class C Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Class B and Class C Shares may be higher over time than for shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank, through Wachovia Investments or through an Authorized Dealer.

If you do not specify your Class choice on your form of payment, you automatically will receive Class A Shares.

The Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of the Fund in accordance with the procedures set forth in your account agreement.

Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH WACHOVIA INVESTMENTS

Customers of Wachovia Investments or Wachovia Brokerage Service may purchase Shares by mail, by telephone, or in person.

All purchase orders must be received by 3:00 p.m. (Eastern time) to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

By Mail

To purchase Shares of the Fund by mail, send a check made payable to the Fund and send to:

P.O. Box 8612
Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted into federal funds which is normally the next business day after Wachovia Investments receives the check.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Wachovia Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received. Investments in Class A and Class C Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV and without a sales charge. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. A Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

The Wachovia Funds
1099 Hingham Street
Rockland, MA 02370-3317

How to Redeem Shares

The Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, plus any applicable sales charge. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, through an Authorized Dealer, or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

By Mail

You may redeem shares by sending a written request to Wachovia Bank or Wachovia Investments, as appropriate.

Send your written redemption request including your name, the Fund's name, your account number and the Share or dollar amount requested to:

The Wachovia Funds
P.O. Box 8612
Boston, MA 02266-8612

By Telephone

You may redeem Shares of a Fund by calling the Funds at 1-800-994-4414. Shareholders who are trust customers of Wachovia Bank may also contact their trust officer.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last thirty days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

Due to the fact that Class A and Class C Shares are sold with an initial sales charge, it is not advisable for you to purchase Class A or Class C Shares while participating in this program. A CDSC may be imposed on systematic redemptions of Class B Shares.

SHARE CERTIFICATES

The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the Fund on the record date.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect to receive cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999.

The investment adviser is entitled to receive annual investment advisory fee of 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from December 1, 2000 through January 31, 2002 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

Portfolio Manager	Biography
Daniel S. Earthman	Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manger with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelor's degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.
John F. Hageman	Mr. Hagemen is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.
Russell L. Kimbro, Jr.	Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro.
F. Stanley King	Mr. King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelor and masters of science degrees from North Carolina State University.
Matthew J. McGuinness	Mr. McGuinness is a Chartered Financial Analyst and Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.
Todd F. Rabold	Mr. Rabold is an assistant vice president with Wachovia Asset Management, serving as a personal portfolio manager and securities analyst for the Core Equity product's Communication Services and Consumer Staples sector team. Prior to joining Wachovia Asset Management, Mr. Rabold was an equity analyst and portfolio manager with Jefferson National Bank. He received a bachelor's degree in Finance from James Madison University. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.

The following document contains further details about the Fund and is available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-994-4414.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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WACHOVIA BLUE CHIP VALUE FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

Addresses

WACHOVIA BLUE CHIP VALUE FUND

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES

Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, Il 60802-4207

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Investment Company Act File No. 811-6504

December 20, 2000

Cusip 929901510
Cusip 929901494
Cusip 929901486

26067 (12/00)

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

Wachovia Blue Chip Value Fund

CLASS Y SHARES

Prospectus
December 20, 2000

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WWW.WACHOVIAFUNDS.COM

[LOGO of Wachovia]

PROSPECTUS

Wachovia Blue Chip Value Fund

A Portfolio of The Wachovia Funds

CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, Risk and Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	4
How is the Fund Sold?	4
How to Purchase Shares	5
How to Exchange Shares	5
How to Redeem Shares	5
Account and Share Information	6
Who Manages the Fund?	6
Financial Information	7

DECEMBER 20, 2000

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Fund Goal, Strategies, Risk and Performance

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WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

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WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in blue chip stocks with market capitalization of at least $1 billion. The Fund invests primarily in sectors typically considered value-oriented, and it primarily holds stocks viewed as value-oriented investments. However, the adviser believes that to value any company appropriately, you must also assess its prospects for future growth. Therefore, it selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser seeks to invest in blue chip U.S. companies in traditional sectors of the U.S. economy that are adopting New Economy tools, such as technology, to enhance their business. This selection process identifies stocks the adviser perceives to be undervalued and/or have unrecognized growth potential.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

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The primary factors that may reduce the Fund's return include:

Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.

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PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

What are the Fund's Fees and Expenses?

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WACHOVIA BLUE CHIP VALUE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class Y Shares.

Shareholder Fees
Fees Paid Directly From Your Investment	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses	0.57%
Total Annual Fund Operating Expenses (Before Waiver)[1]	1.52%
Waiver of Fund Expenses	0.43%
Total Annual Fund Operating Expenses (After Waiver)	1.09%
1 Pursuant to an agreement between the Adviser and the Wachovia Funds (the Trust), the Adviser agrees during the period from December 15, 2000 through January 31, 2001 to waive its fee, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses arebased upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Y	$111	$347	N/A	N/A

What are the Fund's Main Investments and Investment Techniques?

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may engage in one or more of the following:

Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

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RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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What do Shares Cost?

You can purchase, redeem, or exchange Class Y Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

The minimum initial and subsequent investment amounts are $250 and $50, respectively. Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Wachovia Funds.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares.

This prospectus relates only to Class Y Shares of the Fund. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank, in accordance with the procedures set forth in your account agreement.

Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

The Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Wachovia Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received. Investments in Class A and Class C Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. A Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

How to Redeem Shares

The Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

Shareholders who are trust customers of Wachovia Bank may also contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-922-9000.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last thirty days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the Fund on the record date.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect to receive cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999.

The investment adviser is entitled to receive annual investment advisory fee of 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from December 1, 2000 through January 31, 2002 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

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Portfolio Manager	Biography

Daniel S. Earthman	Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manger with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelor's degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.
John F. Hageman	Mr. Hagemen is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.
Russell L. Kimbro, Jr.	Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro.
F. Stanley King	Mr. King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelor and masters of science degrees from North Carolina State University.
Matthew J. McGuinness	Mr. McGuinness is a Chartered Financial Analyst and Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.
Todd F. Rabold, CFA	Todd Rabold is an assistant vice president with Wachovia Asset Management, serving as a personal portfolio manager and securities analyst for the Core Equity product's Communication Services and Consumer Staples sector team. Prior to joining Wachovia Asset Management, Mr. Rabold was an equity analyst and portfolio manager with Jefferson National Bank. He received a bachelor's degree in Finance from James Madison University. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

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Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.

The following document contains further details about the Fund and is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-994-4414.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http:www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


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Wachovia Blue Chip Value Fund

CLASS Y SHARES

Addresses

WACHOVIA BLUE CHIP VALUE FUND

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES

Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Investment Company Act File No. 811-6504

December 20, 2000

Cusip 929901478

26083 (12/00)

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WACHOVIA BLUE CHIP VALUE FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

Class A Shares, Class B Shares, Class C Shares and  Class Y Shares

December 20, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Fund's prospectus, dated December 20, 2000.

Obtain the Prospectus without charge by calling 1-800-994-4414.

Tax

Investment

Ratings...........................................................    19

Addresses....................................................................
21

Federated Securities Corp., Distributor,

a subsidiary of Federated Investors, Inc.

26068 (1/01)

HOW IS THE FUND ORGANIZED?

The Wachovia Funds (the Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
November 19, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees (the
Board) has established four classes of shares of the Fund, known as Class A
Shares, Class B Shares, Class C Shares and Class Y Shares (Shares). This SAI
relates to all four classes of Shares.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Initial Public Offerings

Under certain market conditions, the Fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

MASTER LIMITED PARTNERSHIPS

A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the
United States. Investors regard treasury securities as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United
States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.

The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

oit is organized under the laws of, or has a principal office located in, another country;

othe principal trading market for its securities is in another country; or

oit (or its subsidiaries) derived in its most current fiscal year at least 50%
of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts (IDRs), are traded globally or outside the United States. Depositary
Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

HYBRID DERIVATIVE  INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, and investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS
REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed deliverytransactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

The investment adviser attempts to manage market risk by limiting the amount the
Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS OF IPOS

Companies involved in IPOs generally have limited operating histories and prospects for future profitibility are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency.However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Derivative securities are subject to this risk.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Fund may engage in transactions involving futures contracts and related options.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.
Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

The Funds will not invest 25% or more of the value of their total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

LENDING CASH OR SECURITIES

The Fund will not lend any of their assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the
Fund's investment objective, policies, and limitations.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES
(BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

INVESTING IN SECURiTIES OF OTHER INVESTMENT COMPANIES

The Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the
SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions.
However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

PURCHASES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

INVESTING IN PUT OPTIONS

The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

INVESTING IN WARRANTS

The Fund will not invest more than 5% of their net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York
Stock Exchange or the American Stock Exchange.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

ofor equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available; oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; ofor bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and ofor all other securities, at fair value as determined in good faith by the board. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the corresponding Share class of two
Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent
Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

ofollowing the death or disability, as defined in Section 72(m)(7) of the
Internal Revenue Code of 1986, of the last surviving shareholder; orepresenting minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; owhich are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements; orepresenting up to 10% of the value of Class B
Shares subject to a Systematic Withdrawal Program; of Shares that represent a reinvestment within 90 days of a previous redemption that was assessed a CDSC;
oof Shares held by the Trustees, employees, and sales representatives of the
Fund, the investment adviser, the Distributor and their affiliates; employees of any financial intermediary that sells Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and
oof Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary. In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A
Shares that its customer has not redeemed over the first year. The Adviser may reimburse the Distributor for amounts paid under this program.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the
Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated Investors, Inc. (Federated) and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares and Class
C Shares may be paid to third-parties who have advanced commissions to investment professionals.

HOW TO BUY SHARES
PURCHASES AT NET ASSET VALUE

Class A Shares of a Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Adviser's act of
1940, purchasing on behalf of their clients, by Wachovia Bank, or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by the Fund, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

THROUGH A RETIREMENT PROGRAM

Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves in an administrative or fiduciary capacity. Purchases made by or through a Qualified Retirement Plan (Retirement Plan) that has in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The
Wachovia Funds and purchases made by companies participating in a Retirement
Plan that has at least 100 employees will be made at NAV, without the imposition of the sales charge. Purchases made by any Retirement Plan that has an aggregate investment of over $500,000 in the Wachovia Funds may also purchase at NAV.

Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as
"Institutional Solutions" marketed by Delaware Investment and Retirement
Services, Inc.

FORMER TRUST CUSTOMERS

Former trust customers of Wachovia Bank, N.A. whose trust relationship transferred to State Street Bank & Trust Company during the period September
3, 1999 through June 30, 2000 may continue to hold the Class Y Shares of The
Wachovia Funds.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

QUALIFIED RETIREMENT PLAN PARTICIPANTS

Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:

oexchange all or part of their Class A Shares of other eligible Delaware Funds, as well as Eligible Wachovia Funds at NAV; and oexchange all or part of their
Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware
Funds, at NAV.

However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).

HOW TO REDEEM SHARES

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trusts' other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARDS OF TRUSTEES

The Boards are responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders.
Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trusts, principal occupations for the past five years, total compensation received as a
Trustee from the Trusts for their most recent fiscal year. The Wachovia Funds are comprised of 16 Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. An ^ denotes retiring as a member of the Board of Trustees on February 23, 2000.

-----------------------------------------------------------------------------------
Name Birthdate Address      Occupations for past 5      Aggregate Compensation
Positions with Trusts       Years                       from Fund Complex
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
James A. Hanley             Retired; Vice President     $33,200
August 13, 1931             and Treasurer, Abbott
4272 Sanctuary Way          Laboratories (health care
Bonita Springs, FL          products) (until 1992).
Trustee
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Samuel E. Hudgins           Hudgins Consulting, LLC     $33,200
March 4, 1929               (independent consultant);
715 Whitemere Court, N.W.   President, Percival
Atlanta, GA                 Hudgins & Company, LLC
Trustee                     (investment
                            bankers/financial consultants) (until September
                            1997); Director, Atlantic American Corporation
                            (insurance holding company).

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
J. Berkely Ingram, Jr.^     Real estate investor and    $26,000
April 17, 1924 114-L        partner; formerly, Vice
Reynolda Village            Chairman, Massachusetts
Winston-Salem, NC           Mutual Life Insurance
Trustee                     Company.$26,000
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
D. Dean Kaylor              Retired; Executive Vice     $26,000
June 29, 1930               President and Chief
2835 Greenbriar             Financial Officer, NBD
Harbor Springs, MI          Bank, N.A. and NBD
Trustee                     Bancorp, Inc. (bank and
                            bank holding company)
                            (until 1990).
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Alvin J. Schexnider, Ph.D.  Director, Office of Health  $26,000
May 26, 1945                Policy Development, Wake
3174 Turkey Hill Road       Forest University School
Winston-Salem, NC 27106     of Medicine (since
Trustee                     February 2000);
                            Chancellor,  Winston-Salem
                            State University (1996 to
                            January 2000); Formerly,
                            Vice Provost, Virginia
                            Commonwealth University
                            (1987 to 1996).
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Charles S. Way, Jr.*        President and CEO, The      $26,000
December 18, 1937           Beach Company and its
211 King Street Suite 300   various affiliated

Charleston, SC              companies and partnerships.
Trustee

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
John W. McGonigle           Executive Vice President    $0
October 26, 1938            and Secretary of the
Federated Investors Tower   Federated Fund Complex;
Pittsburgh, PA              Executive Vice President,
President and Treasurer     Secretary and Director,
                           Federated Investors, Inc.;

                               Trustee, Federated

                              Investment Management

                              Company and Federated

                             Investment Counseling;

                           Director, Federated Global

                              Investment Management

                            Corp, Federated Services

                            Company and Federated
                            Securities Corp.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
James Ostrowski             Assistant Vice President,   $0
November 17, 1959           Federated Services
Federated Investors Tower   Company.
Pittsburgh, PA
Vice President and
Assistant Treasurer

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Gail Cagney                 Vice President and          $0
October 26, 1953            Corporate Counsel,
Federated Investors Tower   Federated Services Company
Pittsburgh, PA
Secretary

-----------------------------------------------------------------------------------
INVESTMENT ADVISER

The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia
Bank, N.A.

The investment adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Funds' Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the
Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services
(as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions chargedby such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of
The Wachovia Funds, The Wachovia Municipal Funds and the Wachovia Variable
Insurance Funds (excluding Wachovia Prime Cash Management Fund) as specified below:

Maximum Administrative Fee    Average Aggregate Daily Net Assets of the Funds

-----------------------------------------------------------------------------------
 .10 of 1%                                on the first $3.5 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .06 of 1%                                on $3.5 billion to $5.0 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .04 of 1%                                on $5.0 billion to $10 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .03 of 1%                                on $10.0 billion to $20.0 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .02 of 1%                                on assets in excess of $20.0 billion
-----------------------------------------------------------------------------------

CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds'
portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

SHAREHOLDER SERVICES

The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts.
Federated Services Company may select others to perform these services for their customers and may pay them fees.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

oreferences to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; ocharts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; odiscussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and oinformation about the mutual fund industry from sources such as the InvestmentCompany Institute. The
Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete viewof Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE "S&P
INDEX"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately
2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity topay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC"
is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates thelowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATING

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa"
are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
"Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa --
Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3--Issues carrying this designation have adequate capacity for timely payment.
They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS Prime-1--Issuers
rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics:

(gamma) Leading market positions in well-established industries; (gamma) High rates of return on funds employed; (gamma) Conservative capitalization structure with moderate reliance on debt and ample asset protection; (gamma) Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or (gamma) Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. MOODY'S INVESTORS SERVICE
SHORT-TERM DEBT RATINGS Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

oLeading market positions in well established industries;
oHigh rates of return on funds employed;
oConservative capitalization structure with moderate reliance on debt and ample asset protection; oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and oWell-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity forrepayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. MOODY'S INVESTORS SERVICE SHORT TERM LOAN RATINGS MIG 1/VMIG 1--This
designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

ADDRESSES

WACHOVIA BLUE CHIP VALUE FUND

 CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS Y SHARES      101
Greystone Boulevard

SC-9215
Columbia, SC 29226

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

CUSTODIAN
Wachovia Bank, N.A.
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INDEPENDENT AuDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

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WACHOVIA NEW HORIZONS FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

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Prospectus
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December 20, 2000

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[Graphic Representation Omitted--See Appendix]

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia New Horizons Fund

A Portfolio of The Wachovia Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goal, Strategies, Risk and Performance	1

What are the Fund's Fees and Expenses?	2

What are the Fund's Main Investments and Investment Techniques?	3

What are the Risks of Investing in the Fund?	4

What do Shares Cost?	4

How is the Fund Sold?	6

How to Purchase Shares	6

How to Exchange Shares	6

How to Redeem Shares	7

Account and Share Information	8

Who Manages the Fund?	8

Financial Information	9

DECEMBER 20, 2000

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Fund Goal, Strategies, Risk and Performance

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WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce capital appreciation.

PHILOSOPHY

Continued improvements in computing power and connectivity provide the foundation for an explosion of innovation in the technology and communication space now know as the "New Economy." Tools created here are responsible for the productivity boom that is enabling the global economy to achieve solid growth with minimal inflation. We believe that companies producing the building blocks of the new economy stand poised to reap economic rewards for many years to come.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks with market capitalization of at least $1 billion. The Fund's investment adviser begins with an assessment of major industry trends, in place or beginning, that are likely to influence the future growth and profitability of new economy companies. Given these trends, a detailed analysis of individual companies seeks to identify the potential beneficiaries. This analysis includes an assessment of each company's ability to generate current and prospective cash flow. Our goal is to build a portfolio of companies likely to deliver strong future cash flow that is not yet fully valued by the market.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

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The primary factor that may reduce the Fund's return include:

Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

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PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

What are the Fund's Fees and Expenses?

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WACHOVIA NEW HORIZONS FUND

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FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class B Shares, or Class C Shares.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%
Other Expenses	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses (Before Waiver)[1]	1.52%	2.27%	2.27%
Waiver of Fund Expenses	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses (After Waiver)	1.09%	1.84%	1.84%
1 Pursuant to an agreement between the Adviser and the Wachovia Funds (the Trust), the Adviser agrees during the period from December 15, 2000 through January 31, 2001 to waive its fee, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$680	$902	N/A	N/A
Expenses assuming no redemption	$680	$902	N/A	N/A
Class B
Expenses assuming redemption	$687	$879	N/A	N/A
Expenses assuming no redemption	$187	$579	N/A	N/A
Class C
Expenses assuming redemption	$385	$673	N/A	N/A
Expenses assuming no redemption	$285	$673	N/A	N/A

What are the Fund's Main Investments and Investment Techniques?

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may engage in one or more of the following:

  Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.
  Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investment in the Fund may be more volatile than funds that invest solely in large capitalization companies.

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What do Shares Cost?

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You can purchase, redeem, or exchange Class A Shares, Class B Shares and Class C Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

The maximum sales charge that you will pay on an investment in Class A Shares of the Fund is 5.75% of average daily net assets. The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of the Fund is 5.00% and 1.00% on Class C Shares. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.

The minimum initial and subsequent investment amounts are $250 and $50, respectively. Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Wachovia Funds.

Orders for more than $250,000 of Class B Shares or Class C Shares will automatically be invested in Class A Shares.

SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares are sold at the Fund's NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced by:

  quantity purchases of Shares of the Fund or any Wachovia Fund;
  combining concurrent purchases of Fund Shares made by you, your spouse, or your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Fund for an application and more information).

The sales charge will be eliminated when you purchase Shares:

  using the reinvestment privilege;
  by exchanging Shares from the same share class of another Wachovia Fund; or
  through wrap accounts or other investment programs where you pay an investment professional a fee for services.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp. (Distributor), at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Shares Held Up To:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares will convert to Class A Shares at NAV approximately eight years after purchase

SALES CHARGE WHEN YOU PURCHASE OR REDEEM CLASS C SHARES

Class C Shares are sold at the Fund's NAV next determined after an order is received, plus a sales charge of 1.00%. Redemptions within the first year after purchase are subject to a CDSC of 1.00%.

REDUCING OR ELIMINATING THE CDSC (CLASS B AND CLASS C SHARES)

If your investment qualifies, for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 90 days of redeeming Shares of an equal or lesser amount;
  representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
  that you exchange into the same share class of another Wachovia Fund (or into Investment Shares of the Wachovia U.S. Treasury Money Market Fund);
  representing up to 10% of the value of Shares subject to a systematic withdrawal plan; or
  if you have certain disabilities as defined by the IRS.

In addition, you will not be charged a CDSC:

  when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the shareholder(s) of the account or the redemption of Shares by a designated beneficiary.

If your redemption qualifies, the Distributor should be notified at the time of redemption to eliminate the CDSC.

To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

  Shares that are not subject to a CDSC;
  Shares held the longest; and
  then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares.

This prospectus relates only to Class A Shares, Class B Shares and Class C Shares of the Fund. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B and Class C Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Class B and Class C Shares may be higher over time than for shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank, through Wachovia Investments or through an Authorized Dealer.

If you do not specify your Class choice on your form of payment, you automatically will receive Class A Shares.

The Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of the Fund in accordance with the procedures set forth in your account agreement.

Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH WACHOVIA INVESTMENTS

Customers of Wachovia Investments or Wachovia Brokerage Service may purchase Shares by mail, by telephone, or in person.

All purchase orders must be received by 3:00 p.m. (Eastern time) to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

By Mail

To purchase Shares of the Fund by mail, send a check made payable to the Fund and send to:

The Wachovia Funds
P.O. Box 8612
Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted into federal funds which is normally the next business day after Wachovia Investments receives the check.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Wachovia Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received. Investments in Class A and Class C Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV and without a sales charge. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. A Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

The Wachovia Funds
1099 Hingham Street
Rockland, MA 02370-3317

How to Redeem Shares

The Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, plus any applicable sales charge. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, through an Authorized Dealer, or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

By Mail

You may redeem shares by sending a written request to Wachovia Bank or Wachovia Investments, as appropriate.

Send your written redemption request including your name, the Fund's name, your account number and the Share or dollar amount requested to:

The Wachovia Funds
P.O. Box 8612
Boston, MA 02266-8612

By Telephone

You may redeem Shares of a Fund by calling the Funds at 1-800-994-4414. Shareholders who are trust customers of Wachovia Bank may also contact their trust officer.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last thirty days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

Due to the fact that Class A and Class C Shares are sold with an initial sales charge, it is not advisable for you to purchase Class A or Class C Shares while participating in this program. A CDSC may be imposed on systematic redemptions of Class B Shares.

SHARE CERTIFICATES

The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the Fund on the record date.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect to receive cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with approximately $44 billion in managed assets as of December 31, 1999.

The investment adviser is entitled to receive annual investment advisory fee of 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from December 1, 2000 through January 31, 2002 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

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PORTFOLIO MANAGERS

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Portfolio Manager	Biography
Kenneth J. Bolich

Mr. Bolich is primarily responsible for the day-to-day management of the Fund's portfolio. He is a vice president with Wachovia Asset Management, serving as an institutional/personal portfolio manager and securities analyst for the Core Equity product's Technology sector team. Prior to joining Wachovia Asset Management, he was an equity analyst for Prudential Bache Securities. Mr. Bolich received a bachelor's degree from Stanford University and a master's degree in Business Administration from Duke University. He has over six years of professional investment experience and is a member of the Association for Investment Management and Research and the Atlanta Society of Financial Analysts.

Daniel S. Earthman

Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manger with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelor's degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.

John F. Hageman

Mr. Hagemen is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.

Russell L. Kimbro, Jr.

Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro.

F. Stanley King

Mr. King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelor and masters of science degrees from North Carolina State University.

Matthew J. McGuinness

Mr. McGuinness is a Chartered Financial Analyst and Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

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Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.

The following document contains further details about the Fund and is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-994-4414.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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WACHOVIA NEW HORIZONS FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

Addresses

Wachovia New Horizons Fund
101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779"

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES

Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207"

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Investment Company Act File No. 811-6504

December 20, 2000

Cusip 929901 551
Cusip 929901 544
Cusip 929901 536

26065 (12/00)

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WACHOVIA NEW HORIZONS FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

Class Y Shares

Prospectus
December 20, 2000

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WACHOVIA

WWW.WACHOVIAFUNDS.COM

PROSPECTUS

Wachovia New Horizons Fund

A Portfolio of The Wachovia Funds

CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Fund Goal, Strategies, Risk and Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	4
How is the Fund Sold?	5
How to Purchase Shares	5
How to Exchange Shares	5
How to Redeem Shares	5
Account and Share Information	6
Who Manages the Fund?	6
Financial Information	7

DECEMBER 20, 2000

Fund Goal, Strategies and Risk

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce capital appreciation.

PHILOSOPHY

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Continued improvements in computing power and connectivity provide the foundation for an explosion of innovation in the technology and communication space now known as the "New Economy." Tools created here are responsible for the productivity boom that is enabling the global economy to achieve solid growth with minimal inflation. We believe that companies producing the building blocks of the new economy stand poised to reap economic rewards for many years to come.

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WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks with market capitalization of at least $1 billion. The Fund's investment adviser begins with an assessment of major industry trends, in place or beginning, that are likely to influence the future growth and profitability of new economy companies. Given these trends, a detailed analysis of individual companies seeks to identify the potential beneficiaries. This analysis includes an assessment of each company's ability to generate current and prospective cash flow. Our goal is to build a portfolio of companies likely to deliver strong future cash flow that is not yet fully valued by the market.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

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The primary factor that may reduce the Fund's return include:

Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

PERFORMANCE

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The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

What are the Fund's Fees and Expenses?

WACHOVIA NEW HORIZONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class Y Shares .

Shareholder Fees	Class Y
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses	0.57%
Total Annual Fund Operating Expenses (Before Waiver)[1]	1.52%
Waiver of Fund Expenses	0.43%
Total Annual Fund Operating Expenses (After Waiver)	1.09%
1 Pursuant to an agreement between the Adviser and the Wachovia Funds (the Trust), the Adviser agrees during the period from December 15, 2000 through January 31, 2001 to waive its fee, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Y	$111	$347	N/A	N/A

What are the Fund's Main Investments and Investment Techniques?

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may engage in one or more of the following:

Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investment in the Fund may be more volatile than funds that invest solely in large capitalization companies.

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What do Shares Cost?

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You can purchase, redeem, or exchange Class Y Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

The minimum initial and subsequent investment amounts are $250 and $50, respectively. Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Wachovia Funds.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares.

This prospectus relates only to Class Y Shares of the Fund. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank, in accordance with the procedures set forth in your account agreement.

Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Wachovia Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received. Investments in Class A and Class C Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. A Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

How to Redeem Shares

The Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

Shareholders who are trust customers of Wachovia Bank may also contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-922-9000.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last thirty days; or
  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid quarterly to shareholders invested in the Fund on the record date.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect to receive cash payments.

If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over
100 years, with approximately $44 billion in managed assets as of December 31, 1999.

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The investment adviser is entitled to receive an annual investment advisory fee of 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.

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Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from December 1, 2000 through January 31, 2002 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

PORTFOLIO MANAGERS

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Portfolio Manager	Biography
Kenneth J. Bolich	Mr. Bolich is primarily responsible for the day-to-day management of the Fund's portfolio. He is a vice president with Wachovia Asset Management, serving as an institutional/personal portfolio manager and securities analyst for the Core Equity product's Technology sector team. Prior to joining Wachovia Asset Management, he was an equity analyst for Prudential Bache Securities. Mr. Bolich received a bachelor's degree from Stanford University and a master's degree in Business Administration from Duke University. He has over six years of professional investment experience and is a member of the Association for Investment Management and Research and the Atlanta Society of Financial Analysts.
Daniel S. Earthman	Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelor's degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.
John F. Hageman	Mr. Hagemen is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.
Russell L. Kimbro, Jr.	Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro.
F. Stanley King	Mr. King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelor and masters of science degrees from North Carolina State University.
Matthew J. McGuinness	Mr. McGuinness is a Chartered Financial Analyst and Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

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Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.

The following document contains further details about the Fund and is available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

To obtain the SAI and other information without charge call your investment professional or the Fund at 1-800-994-4414.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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WACHOVIA NEW HORIZONS FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

Class Y Shares

Addresses

WACHOVIA NEW HORIZONS FUND

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES

Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Investment Company Act File No. 811-6504
December 20, 2000

Cusip 929901528
26082 (12/00)

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WACHOVIA NEW HORIZONS FUND

A PORTFOLIO OF THE WACHOVIA FUNDS

Class A Shares, Class B Shares, Class C Shares and  Class Y Shares

December 20, 2000

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Fund's prospectus, dated December 20, 2000.

Obtain the Prospectus without charge by calling 1-800-994-4414.

Contents

How Is the Fund Organized?..................................................2

What do Shares

Cost?........................................................    10

How Is the Fund Sold?......................................................
11

How to Buy

Tax

Information..............................................................
13

Who Manages and Provides Services to the Fund............... . 14

How does the Fund Measure Performance?......................... .17

Investment

Ratings...........................................................    19

Addresses....................................................................
21

Federated Securities Corp., Distributor,

a subsidiary of Federated Investors, Inc.

26068 (1/00)

HOW IS THE FUND ORGANIZED?

The Wachovia Funds (the Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
November 19, 1991. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees (the
Board) has established four classes of shares of the Fund, known as Class A
Shares, Class B Shares, Class C Shares and Class Y Shares (Shares). This SAI
relates to all four classes of Shares.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Initial Public Offerings

Under certain market conditions, the Fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

MASTER LIMITED PARTNERSHIPS

A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the
United States. Investors regard treasury securities as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United
States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.

The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

oit is organized under the laws of, or has a principal office located in, another country;

othe principal trading market for its securities is in another country; or

oit (or its subsidiaries) derived in its most current fiscal year at least 50%
of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts (IDRs), are traded globally or outside the United States. Depositary
Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

HYBRID DERIVATIVE INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, and investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS
REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed deliverytransactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

The investment adviser attempts to manage market risk by limiting the amount the
Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. A substantial part of the
Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS OF IPOS

Companies involved in IPOs generally have limited operating histories and prospects for future profitibility are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency.However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS

? Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Derivative securities are subject to this risk.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Fund may engage in transactions involving futures contracts and related options.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.
Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

The Funds will not invest 25% or more of the value of their total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

LENDING CASH OR SECURITIES

The Fund will not lend any of their assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the
Fund's investment objective, policies, and limitations.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES
(BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

INVESTING IN SECURiTIES OF OTHER INVESTMENT COMPANIES

The Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the
SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions.
However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

PURCHASES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

INVESTING IN PUT OPTIONS

The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

WRITING COVERED CALL OPTIONS

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

INVESTING IN WARRANTS

The Fund will not invest more than 5% of their net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York
Stock Exchange or the American Stock Exchange.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

ofor equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available; oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; ofor bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; ofor short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and ofor all other securities, at fair value as determined in good faith by the Board. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the corresponding Share class of two
Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent
Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

ofollowing the death or disability, as defined in Section 72(m)(7) of the
Internal Revenue Code of 1986, of the last surviving shareholder; orepresenting minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; owhich are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements; orepresenting up to 10% of the value of Class B
Shares subject to a Systematic Withdrawal Program; of Shares that represent a reinvestment within 90 days of a previous redemption that was assessed a CDSC;
oof Shares held by the Trustees, employees, and sales representatives of the
Fund, the investment adviser, the Distributor and their affiliates; employees of any financial intermediary that sells Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and
oof Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary. In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A
Shares that its customer has not redeemed over the first year. The Adviser may reimburse the Distributor for amounts paid under this program.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the
Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated Investors, Inc. (Federated) and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares and Class
C Shares may be paid to third-parties who have advanced commissions to investment professionals.

HOW TO BUY SHARES

PURCHASES AT NET ASSET VALUE

Class A Shares of a Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Adviser's act of
1940, purchasing on behalf of their clients, by Wachovia Bank, or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by the Fund, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

THROUGH A RETIREMENT PROGRAM

Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves in an administrative or fiduciary capacity. Purchases made by or through a Qualified Retirement Plan (Retirement Plan) that has in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The
Wachovia Funds and purchases made by companies participating in a Retirement
Plan that has at least 100 employees will be made at NAV, without the imposition of the sales charge. Purchases made by any Retirement Plan that has an aggregate investment of over $500,000 in the Wachovia Funds may also purchase at NAV.

Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as
"Institutional Solutions" marketed by Delaware Investment and Retirement
Services, Inc.

INVESTMENT ADVISORY CUSTOMERS

Class Y Shares are also offered to institutions and individuals with whom
Wachovia Asset Management, a business unit of Wachovia Bank, has a contract to provide investment advisory servies.

FORMER TRUST CUSTOMERS

Former trust customers of Wachovia Bank, N.A. whose trust relationship transferred to State Street Bank & Trust Company during the period September
3, 1999 through June 30, 2000 may continue to hold the Class Y Shares of The
Wachovia Funds.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

QUALIFIED RETIREMENT PLAN PARTICIPANTS

Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:

oexchange all or part of their Class A Shares of other eligible Delaware Funds, as well as Eligible Wachovia Funds at NAV; and oexchange all or part of their
Eligible Wachovia Fund shares into Class A Shares of the Eligible Delaware
Funds, at NAV.

However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).

HOW TO REDEEM SHARES

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

The share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trusts' other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARDS OF TRUSTEES

The Boards are responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders.
Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trusts, principal occupations for the past five years, total compensation received as a
Trustee from the Trusts for their most recent fiscal year. The Wachovia Funds are comprised of 16 Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. An ^ denotes retiring as a member of the Board of Trustees on February 23, 2000.

-----------------------------------------------------------------------------------
Name Birthdate Address      Occupations for past 5      Aggregate Compensation
Positions with Trusts       Years                       from Fund Complex
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
James A. Hanley             Retired; Vice President     $33,200
August 13, 1931             and Treasurer, Abbott
4272 Sanctuary Way          Laboratories (health care
Bonita Springs, FL          products) (until 1992).
Trustee
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Samuel E. Hudgins           Hudgins Consulting, LLC     $33,200
March 4, 1929               (independent consultant);
715 Whitemere Court, N.W.   President, Percival
Atlanta, GA                 Hudgins & Company, LLC
Trustee                     (investment
                                bankers/financial

                               consultants) (until

                            September 1997); Director,
                                Atlantic American

                             Corporation (insurance

                            holding company).
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
J. Berkely Ingram, Jr.^     Real estate investor and    $26,000
April 17, 1924 114-L        partner; formerly, Vice
Reynolda Village            Chairman, Massachusetts
Winston-Salem, NC           Mutual Life Insurance
Trustee                     Company.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
D. Dean Kaylor              Retired; Executive Vice     $26,000
June 29, 1930               President and Chief
2835 Greenbriar             Financial Officer, NBD
Harbor Springs, MI          Bank, N.A. and NBD
Trustee                     Bancorp, Inc. (bank and
                            bank holding company)
                            (until 1990).
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Alvin J. Schexnider, Ph.D.  Director, Office of Health  $26,000
May 26, 1945                Policy Development, Wake
3174 Turkey Hill Road       Forest University School
Winston-Salem, NC 27106     of Medicine (since
Trustee                     February 2000);
                            Chancellor,  Winston-Salem
                            State University (1996 to
                            January 2000); Formerly,
                            Vice Provost, Virginia
                            Commonwealth University
                            (1987 to 1996).
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Charles S. Way, Jr.*        President and CEO, The      $26,000
December 18, 1937           Beach Company and its
211 King Street Suite 300   various affiliated

Charleston, SC              companies and partnerships.
Trustee

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
John W. McGonigle           Executive Vice President    $0
October 26, 1938            and Secretary of the
Federated Investors Tower   Federated Fund Complex;
Pittsburgh, PA              Executive Vice President,
President and Treasurer     Secretary and Director,
                           Federated Investors, Inc.;

                               Trustee, Federated

                              Investment Management

                              Company and Federated

                             Investment Counseling;

                           Director, Federated Global

                              Investment Management

                            Corp, Federated Services

                            Company and Federated
                            Securities Corp.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
R. Edward Bowling           Senior Vice President,      $0
March 25, 1958              Wachovia Bank, N.A;
Wachovia Bank, N.A.         Manager, Product
100 North Main              Development and Investment
Winston-Salem, NC  27101    Solutions, Wachovia Asset
                            Management

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
James Ostrowski             Assistant Vice President,   $0
November 17, 1959           Federated Services
Federated Investors Tower   Company.
Pittsburgh, PA
Vice President and
Assistant Treasurer

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Gail Cagney                 Vice President and          $0
October 26, 1953            Corporate Counsel,
Federated Investors Tower   Federated Services Company
Pittsburgh, PA
Secretary

-----------------------------------------------------------------------------------
INVESTMENT ADVISER

The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia
Bank, N.A.

The investment adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Funds' Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the
Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

    BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services
(as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions chargedby such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of
The Wachovia Funds, The Wachovia Municipal Funds and the Wachovia Variable
Insurance Funds (excluding Wachovia Prime Cash Management Fund) as specified below:

Maximum Administrative Fee    Average Aggregate Daily Net Assets of the Funds

-----------------------------------------------------------------------------------
 .10 of 1%                                on the first $3.5 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .06 of 1%                                on $3.5 billion to $5.0 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .04 of 1%                                on $5.0 billion to $10 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .03 of 1%                                on $10.0 billion to $20.0 billion
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
 .02 of 1%                                on assets in excess of $20.0 billion
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CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds'
portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

SHAREHOLDER SERVICES

The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts.
Federated Services Company may select others to perform these services for their customers and may pay them fees.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

oreferences to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; ocharts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment; odiscussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and oinformation about the mutual fund industry from sources such as the InvestmentCompany Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete viewof Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE "S&P
INDEX"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately
2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity topay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC"
is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates thelowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATING

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa"
are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
"Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa --
Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3--Issues carrying this designation have adequate capacity for timely payment.
They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS Prime-1--Issuers
rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics:

(gamma) Leading market positions in well-established industries; (gamma) High rates of return on funds employed; (gamma) Conservative capitalization structure with moderate reliance on debt and ample asset protection; (gamma) Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or (gamma) Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. MOODY'S INVESTORS SERVICE
SHORT-TERM DEBT RATINGS Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

oLeading market positions in well established industries; oHigh rates of return on funds employed; oConservative capitalization structure with moderate reliance on debt and ample asset protection; oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and oWell-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions)
have a strong capacity forrepayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions)
have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not
Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. MOODY'S INVESTORS SERVICE SHORT TERM LOAN RATINGS MIG 1/VMIG 1--This
designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

ADDRESSES

WACHOVIA NEW HORIZONS FUND

 CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS Y SHARES      101
Greystone Boulevard

SC-9215
Columbia, SC 29226

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

CUSTODIAN
Wachovia Bank, N.A.
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INDEPENDENT AuDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116